Deferred Tax Assets and Liabilities - Composition of Net Deferred Tax Asset (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2018
Income Taxes [Abstract]
Deferred tax assets	£ 13,340	£ 9,550	[1]
Deferred tax liabilities	(5,861)	(2,033)	[1]
Net deferred tax	£ 7,479	£ 7,517		£ (344)

[1]	(1) See note 3C for additional details